Financial Instruments (Details) - Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges - USD ($)
$ in Thousands
		Dec. 31, 2022	Dec. 31, 2021
Carrying amount [Member]
Non-derivative financial liabilities
Borrowings		$ 251,743	$ 221,619
Trade and other payables		90,187	85,381
Lease liabilities		34,192	31,747
Amounts owed to related parties		2,914	8,450
Total		379,036	347,197
Contractual cash flows [Member]
Non-derivative financial liabilities
Borrowings		278,853	253,011
Trade and other payables		90,187	85,381
Lease liabilities		46,001	39,904
Amounts owed to related parties		2,914	8,450
Total		417,955	386,746
Less than 1 year [Member]
Non-derivative financial liabilities
Borrowings	[1],[2]	274,648	71,987
Trade and other payables	[1],[2]	90,187	85,381
Lease liabilities	[1],[2]	11,174	9,853
Amounts owed to related parties	[1],[2]	2,914	8,450
Total	[1],[2]	378,923	175,671
1-2 years [Member]
Non-derivative financial liabilities
Borrowings		3,642	16,895
Trade and other payables
Lease liabilities		6,629	7,403
Amounts owed to related parties
Total		10,271	24,298
2-3 years [Member]
Non-derivative financial liabilities
Borrowings		563	15,330
Trade and other payables
Lease liabilities		5,962	5,333
Amounts owed to related parties
Total		6,525	20,663
3-5 years [Member]
Non-derivative financial liabilities
Borrowings			20,323
Trade and other payables
Lease liabilities		7,962	8,314
Amounts owed to related parties
Total		7,962	28,637
More than 5 years [Member]
Non-derivative financial liabilities
Borrowings			128,476
Trade and other payables
Lease liabilities		14,274	9,001
Amounts owed to related parties
Total		$ 14,274	$ 137,477

[1]	As mentioned in Note 19. Borrowings, $139,155 in the aggregate, is classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, the Syndicated Loan Agreement, and BTG Credit Agreement. Refer to Note 28. Events after the reporting period for the Group’s executed waivers with the lenders mentioned above.
[2]	As mentioned in Note 2.1. Going concern the Group is renegotiating $19,000 balance with BTG, and Syndicated balance of $38,626 with Bancolombia and Davivienda. Additionally, the Group expects to maintain revolving credit lines with other lending parties.